Organization and Principal Activities	12 Months Ended
Jun. 30, 2015
ORGANIZATION AND PRINCIPAL ACTIVITIES [Abstract]
Organization and Principal Activities Disclosure
1.	ORGANIZATION AND PRINCIPAL ACTIVITIES

(a)	Principal Activities

Zhaopin Limited (“Zhaopin”, or the “Company”) through its subsidiaries and variable interest entities (“VIEs”), hereinafter collectively referred to as the “Group”, is principally engaged in operating a leading online recruitment platform in the People’s Republic of China (“China”, or the “PRC”). The Group also provides complementary human resources related services, including campus recruitment, executive searches and print advertising.

(b)	Organization

The Company was incorporated in the Cayman Islands on September 1, 1999 under the name of Zhaopin.com Limited, and subsequently changed its name to Zhaopin Limited in 2002.

In 2000, the Company incorporated Beijing Wangpin Consulting Co., Ltd. (“Beijing Wangpin”) and Wangpin Information Consulting (Shanghai) Co., Ltd. In 2006, the Company incorporated Zhilian Wangpin (Beijing) Technology Co., Ltd. (“Zhilian Wangpin”), and in 2008 the Company incorporated Zhilian Yipin Beijing Technology Co., Ltd.

The Company’s ADSs commenced trading on June 12, 2014 on the New York Stock Exchange (“NYSE”). As a result of Initial Public Offering (“IPO”) and Concurrent Private Placement (“CPP”), the Company issued and sold a total of 13,442,222 Class A ordinary shares. Each ADS represents two Class A ordinary shares. Immediately prior to the completion of the IPO, all of the Company’s 257,166 outstanding Series B Preferred Shares, 81,330 outstanding Series C Preferred Share and 86,101,542 outstanding ordinary shares were redesignated into Class B ordinary shares immediately on a one-for-one basis. Please refer to Note 15 for the dual class structure.

PRC laws and regulations currently limit direct foreign ownership of companies that provide value-added telecommunication services, advertising services and human resources related services. To comply with these regulations, the Company conducts parts of its online recruitment and other human resources related businesses in China through its VIEs (see Note 2). As of June 30, 2015, the Company has a total of 10 VIEs in China, including Beijing Zhilian Sanke Human Resources Service Co., Ltd. (“Zhilian Sanke”), which holds the licenses and permits necessary to conduct internet related operations in China. The Company conducts its human resources related operations primarily through Beijing Wangpin, a subsidiary of the Company.

(c)	Major Subsidiaries and VIEs

As of June 30, 2015, the Company’s consolidated subsidiaries and VIEs include the following entities:

Name	Place of Incorporation/ Establishment	Date of Incorporation/ Acquisition	Percentage of Direct Ownership		Principal Activities
Subsidiaries
Beijing Wangpin Consulting Co., Ltd.	PRC	05/29/2000	90	%*	Online recruitment
Zhilian Yipin (Beijing) Technology Co., Ltd.	PRC	08/22/2008	100%		Software development and technical services
Zhilian Wangpin (Beijing) Technology Co., Ltd.	PRC	02/17/2006	100%		Software development and technical services
Wangpin Information Consulting (Shanghai) Company Co., Ltd.	PRC	03/22/2000	100%		Dormant
Guangdong Zhilian Culture & Media Co., Ltd.	PRC	11/26/2007	100%		Online recruitment
Jobs DB China Investments Limited	Hong Kong	06/20/2014	100%		Investment holding****
VIEs
Beijing Zhilian Sanke Human Resources Service Co., Ltd.	PRC	04/29/1997	0	%**	Online recruitment
Wuhan Zhilian Rencai Advertising Co., Ltd.	PRC	10/31/2003	0	%**	Online recruitment***
Shenyang Zhilian Wangpin Advertising Co, Ltd.	PRC	01/13/2005	0	%**	Advertising
Harbin Zhilian Wangcai Advertising Co., Ltd.	PRC	01/07/2008	0	%**	Advertising
Shenyang Zhilian Recruitment Service Co., Ltd.	PRC	05/09/2007	0	%**	Online recruitment***
Dalian Zhilian Advertising Co., Ltd.	PRC	11/24/2005	0	%**	Advertising***
Hangzhou Wangpin Advertising Co., Ltd.	PRC	04/24/2006	0	%**	Advertising***
Fuzhou Zhilian Advertising Co., Ltd.	PRC	11/26/2007	0	%**	Advertising***
Xiamen Zhilian Wangpin Commercial Service Co., Ltd.	PRC	03/14/2008	0	%**	Business services***
Guangzhou Houbo Information Technology Co., Ltd (“Houbo”).	PRC	20/06/2014	0	%**	Software development and technical services****
Subsidiary of a VIE:
Shenzhen Xijier Human Resources Co., Ltd (“Shenzhen Xijier")	PRC	20/06/2014	0	%**	Online recruitment****

*	Beijing Wangpin is 90% owned by the Company and 10% owned by Zhilian Sanke, a variable interest entity for which the Company is the primary beneficiary (see Note 2).

**	The Company is the primary beneficiary for these variable interest entities. Accordingly, the results of operations, financial position and cash flows of these entities have been consolidated in the Group’s consolidated financial statements (see Note 2).

***	The Company is in the process of transferring the business operations of 6 VIEs to Beijing Wangpin in preparation for the liquidation of the 6 VIEs.

**** These entities were acquired as part of CJOL business in June 2014. See Note 16 – “BUSINESS COMBINATION”.